Contents of Significant Accounts - Unused Tax Loss Carry-forward for Which No Deferred Income Tax Assets have been Recognized (Detail) - TWD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry-forward for which no deferred income tax assets have been recognized	$ 48,296,329	$ 37,876,957
1-5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry-forward for which no deferred income tax assets have been recognized	38,708,327	27,072,604
6-10 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry-forward for which no deferred income tax assets have been recognized	9,588,002	10,799,310
more than 10 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry-forward for which no deferred income tax assets have been recognized	$ 0	$ 5,043